Segmentation of key figures	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Disclosure of entity's operating segments [text block]
9. Segmentation of key figures
The businesses of Novartis are divided operationally on a worldwide basis into two identified reporting segments: Innovative Medicines and Sandoz. In addition, we separately report Corporate activities.
Reporting segments are presented in a manner consistent with the internal reporting to the chief operating decision-maker, which is the Executive Committee of Novartis. The reporting segments are managed separately because they each research, develop, manufacture, distribute and sell distinct products that require differing marketing strategies.
The Executive Committee of Novartis is responsible for allocating resources and assessing the performance of the reporting segments.
The reporting segments are as follows:
Innovative Medicines researches, develops, manufactures, distributes and sells patented pharmaceuticals. The Innovative Medicines Division is organized in two commercial organizational units: Innovative Medicines International and Innovative Medicines US, and is focused on the core therapeutic areas: cardiovascular; immunology; neuroscience; solid tumors and hematology; as well as other promoted brands (in the therapeutic areas of ophthalmology and respiratory) and established brands.
Sandoz develops, manufactures and markets finished dosage form medicines as well as intermediary products including active pharmaceutical ingredients. Effective in the second quarter of 2023, Sandoz is organized globally into two franchises: Generics and Biosimilars. In Generics, Sandoz develops, manufactures and markets finished dosage forms of small molecule pharmaceuticals for sale to third parties across a broad range of therapeutic areas, including finished dosage form of anti-infectives sold to third parties, as well as, active pharmaceutical ingredients and intermediates, mainly antibiotics, for sale to third-party companies. In Biosimilars, Sandoz develops, manufactures and markets protein- or other biotechnology-based products, including biosimilars, and provides biotechnology manufacturing services to other companies. Prior to the second quarter of 2023, Sandoz was organized globally into three business franchises of Retail Generics, Anti-Infectives and Biopharmaceuticals. The change in the second quarter of 2023 combined Retail Generics and Anti-infectives to form Generics, and Biopharmaceuticals was renamed to Biosimilars.
Corporate includes the costs of the Group headquarters and those of corporate coordination functions in major countries, and items that are not specific to one segment.
Our divisions are supported by Novartis Institutes for BioMedical Research, Global Drug Development, and the Operations unit.
Effective January 1, 2023, the Sandoz Division’s biotechnology manufacturing services to other companies’ activities and the Coartem brand were transferred to the Innovative Medicines Division. The reporting of the financial results and the net assets of the reporting segments Innovative Medicines, Sandoz and Corporate have been accordingly adapted. To comply with IFRS, Novartis has restated its segmentation disclosure of the consolidated income statement and additional consolidated balance sheet disclosure to reﬂect these transfers. This restatement had no impact on the reported ﬁnancial results and consolidated balance sheet of the total Group.
Further details are provided in Note 3 to the Consolidated Financial Statements of the 2022 Annual Report.
Segmentation – Consolidated income statements
Second quarter
	Innovative Medicines		Sandoz		Corporate (including eliminations)[1]		Group

(USD millions)	Q2 2023	Q2 2022 restated[2]	Q2 2023	Q2 2022 restated[2]	Q2 2023	Q2 2022 restated[2]	Q2 2023	Q2 2022

Net sales to third parties	11 243	10 525	2 379	2 256			13 622	12 781

Sales to other segments	192	178	57	55	-249	-233

Net sales	11 435	10 703	2 436	2 311	-249	-233	13 622	12 781

Other revenues	304	295	6	7	4	2	314	304

Cost of goods sold	-3 338	-2 773	-1 250	-1 212	247	234	-4 341	-3 751

Gross profit	8 401	8 225	1 192	1 106	2	3	9 595	9 334

Selling, general and administration	-2 955	-2 956	-594	-503	-137	-122	-3 686	-3 581

Research and development	-2 304	-2 302	-222	-196			-2 526	-2 498

Other income	108	207	14	23	25	73	147	303

Other expense	-251	-968	-178	-73	-181	-289	-610	-1 330

Operating income	2 999	2 206	212	357	-291	-335	2 920	2 228

as % of net sales	26.7%	21.0%	8.9%	15.8%			21.4%	17.4%

Loss from associated companies		1		1	-2	-2	-2

Interest expense							-224	-202

Other financial income and expense							75	16

Income before taxes							2 769	2 042

Income taxes							-452	-347

Net income							2 317	1 695

[1] Eliminations mainly relate to the elimination of sales to other segments and the corresponding cost of goods sold.
[2] Restated to reflect the transfers of the Sandoz Division’s biotechnology manufacturing services to other companies’ activities and the Coartem brand to the Innovative Medicines Division that was effective as of January 1, 2023.

First half
	Innovative Medicines		Sandoz		Corporate (including eliminations)[1]		Group

(USD millions)	H1 2023	H1 2022 restated[2]	H1 2023	H1 2022 restated[2]	H1 2023	H1 2022 restated[2]	H1 2023	H1 2022

Net sales to third parties	21 813	20 755	4 762	4 557			26 575	25 312

Sales to other segments	424	388	149	102	-573	-490

Net sales	22 237	21 143	4 911	4 659	-573	-490	26 575	25 312

Other revenues	550	569	12	13	7	5	569	587

Cost of goods sold	-6 328	-5 695	-2 517	-2 434	573	522	-8 272	-7 607

Gross profit	16 459	16 017	2 406	2 238	7	37	18 872	18 292

Selling, general and administration	-5 715	-5 842	-1 136	-1 016	-278	-235	-7 129	-7 093

Research and development	-4 879	-4 414	-441	-404			-5 320	-4 818

Other income	859	352	24	71	234	106	1 117	529

Other expense	-1 050	-1 280	-322	-138	-392	-412	-1 764	-1 830

Operating income	5 674	4 833	531	751	-429	-504	5 776	5 080

as % of net sales	26.0%	23.3%	11.2%	16.5%			21.7%	20.1%

Loss from associated companies	1	1	1	1	-5	-4	-3	-2

Interest expense							-435	-403

Other financial income and expense							171	36

Income before taxes							5 509	4 711

Income taxes							-898	-797

Net income							4 611	3 914

[1] Eliminations mainly relate to the elimination of sales to other segments and the corresponding cost of goods sold.
[2] Restated to reflect the transfers of the Sandoz Division’s biotechnology manufacturing services to other companies’ activities and the Coartem brand to the Innovative Medicines Division that was effective as of January 1, 2023.

Segmentation – Additional consolidated balance sheets and income statements disclosure
	Innovative Medicines		Sandoz		Corporate (including eliminations)[1]		Group

(USD millions)	Jun 30, 2023	Dec 31, 2022 restated	Jun 30, 2023	Dec 31, 2022 restated	Jun 30, 2023	Dec 31, 2022	Jun 30, 2023	Dec 31, 2022

Total assets [2]	75 633	75 836	16 677	15 752	18 669	25 865	110 979	117 453

Total liabilities	-16 942	-16 966	-4 195	-3 710	-37 911	-37 354	-59 048	-58 030

Total equity							51 931	59 423

Net debt [3]					15 374	7 245	15 374	7 245

Net operating assets [2]	58 691	58 870	12 482	12 042	-3 868	-4 244	67 305	66 668

Included in net operating assets are:
Property, plant and equipment	8 463	8 488	1 965	1 861	397	415	10 825	10 764

Goodwill [2]	21 992	21 857	7 530	7 444			29 522	29 301

Intangible assets other than goodwill	26 152	29 826	1 427	1 460	424	358	28 003	31 644

[1] Eliminations mainly relate to the elimination of intercompany receivables and payables to other segments and inventories.
[2] December 31, 2022, restated to reflect the transfers of the Sandoz Division’s biotechnology manufacturing services to other companies’ activities and the Coartem brand to the Innovative Medicines Division that was effective January 1, 2023. These restatements had no impact on Corporate or the total Group.

[3] See page 49 for additional disclosures related to net debt.
The following table shows the property, plant and equipment impairment charges and reversals, the right-of-use assets impairment charges, the intangible assets impairment charges and additions to restructuring provisions:
Second quarter
	Innovative Medicines		Sandoz		Corporate		Group

(USD millions)	Q2 2023	Q2 2022	Q2 2023	Q2 2022	Q2 2023	Q2 2022	Q2 2023	Q2 2022

Property, plant and equipment impairment charges	-31	-236	-1			-1	-32	-237

Property, plant and equipment impairment reversals	39		1	2			40	2

Intangible assets impairment charges [1]	-453	-226	-2	-4			-455	-230

Additions to restructuring provisions	-33	-316	-11	-20	-23	-162	-67	-498

[1] The second quarter of 2023 includes an impairment of USD 0.3 billion for the write-down of a currently marketed product to reflect reduction in recoverable amount.
First half
	Innovative Medicines		Sandoz		Corporate		Group

(USD millions)	H1 2023	H1 2022	H1 2023	H1 2022	H1 2023	H1 2022	H1 2023	H1 2022

Property, plant and equipment impairment charges	-58	-258	-2	-1		-1	-60	-260

Property, plant and equipment impairment reversal	48	2	1	3			49	5

Right-of-use assets impaiment charges				-1				-1

Intangible assets impairment charges [1]	-926	-263	-14	-4			-940	-267

Additions to restructuring provisions	-411	-360	-16	-30	-55	-172	-482	-562

[1] The first half of 2023 includes an impairment of USD 0.3 billion due to the write-down of IPR&D related to cessation of clinical development program NIZ985 and of USD 0.3 billion for the write-down of a currently marketed product to reflect reduction in recoverable amount.

In the first half of 2023, there were no reversals of prior-year impairment charges on intangible assets (H1 2022: nil) and right-of-use assets (H1 2022: nil).
Pending divestment of intangible assets – Innovative Medicines
On June 30, 2023, Novartis entered into an agreement with Bausch + Lomb Corporation to divest the currently marketed product Xiidra and certain IPR&D assets related to ‘front of eye’ ophthalmology. The transaction will be accounted for as a divestment of assets. The purchase price will consist of a total cash payment of USD 1.75 billion and potential milestone payments related to the currently marketed product and IPR&D assets of up to USD 750 million. The transaction is expected to be completed in the second half of 2023, pending customary closing conditions, including receipt of regulatory approval.
As of June 30, 2023, the carrying value of the currently marketed product intangible asset (USD 1.72 billion) and its related contingent consideration liability (USD 34 million) have been reclassified and presented separately as asset and liability held for sale in the Consolidated balance sheet. The amortization of the currently marketed product was ceased as of June 30, 2023. The IPR&D assets to be divested had no carrying value at June 30, 2023.
There are no cumulative income or expenses included in other comprehensive income relating to the non-cur- rent asset classified as held for sale.
Restructuring provisions movements
(USD millions)	Q2 2023	Q2 2022	H1 2023	H1 2022

Balance at beginning of period	1 209	331	1 131	345

Additions	67	498	482	562

Cash payments	-173	-76	-490	-144

Releases	-63	-10	-95	-15

Transfers	1	-1	0

Currency translation effects	4	-11	17	-17

Balance at closing of period	1 045	731	1 045	731

In the first half of 2023, additions to provisions of USD 482 million (Q2: USD 67 million) were mainly related to the continuation of the initiative announced in April 2022, to implement a new streamlined organizational model designed to support innovation, growth and productivity.
In the first half of 2022, additions to provisions of USD 562 million (Q2: USD 498 million) were mainly related to the initiative announced in April 2022, to implement a new streamlined organizational model designed to support innovation, growth and productivity, as well as, to the continuation of the Innovative Medicines Division and the Operations unit 2021 restructuring initiatives.
Segmentation – Net sales to third parties
Net sales by region[1]
Second quarter
	Q2 2023 USD m	Q2 2022 restated USD m2	% change USD	% change cc3	Q2 2023 % of total	Q2 2022 % of total

Innovative Medicines

Europe	3 496	3 481	0	2	31	33

US	4 503	3 967	14	14	40	38

Asia/Africa/Australasia	2 418	2 328	4	10	22	22

Canada and Latin America	826	749	10	19	7	7

Total	11 243	10 525	7	9	100	100

Of which in Established Markets	8 276	7 742	7	7	74	74

Of which in Emerging Growth Markets	2 967	2 783	7	17	26	26

Sandoz

Europe	1 329	1 192	11	13	56	53

US	378	411	-8	-8	16	18

Asia/Africa/Australasia	395	406	-3	4	17	18

Canada and Latin America	277	247	12	16	11	11

Total	2 379	2 256	5	8	100	100

Of which in Established Markets	1 685	1 581	7	7	71	70

Of which in Emerging Growth Markets	694	675	3	10	29	30

Group

Europe	4 825	4 673	3	5	35	37

US	4 881	4 378	11	11	36	34

Asia/Africa/Australasia	2 813	2 734	3	9	21	21

Canada and Latin America	1 103	996	11	18	8	8

Total	13 622	12 781	7	9	100	100

Of which in Established Markets	9 961	9 323	7	7	73	73

Of which in Emerging Growth Markets	3 661	3 458	6	15	27	27

[1] Net sales to third parties by location of customer. Emerging Growth Markets comprise all markets other than the Established Markets of the US, Canada, Western Europe, Japan, Australia and New Zealand.

[2] Restated to reflect the transfers of the Sandoz Division’s biotechnology manufacturing services to other companies’ activities and the Coartem brand to the Innovative Medicines Division that was effective as of January 1, 2023. These restatements had no impact on the total Group.

[3] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 48.
Net sales by region[1]
First half
	H1 2023 USD m	H1 2022 restated USD m2	% change USD	% change cc3	H1 2023 % of total	H1 2022 % of total

Innovative Medicines

Europe	6 917	7 010	-1	2	32	34

US	8 575	7 642	12	12	39	37

Asia/Africa/Australasia	4 717	4 656	1	9	22	22

Canada and Latin America	1 604	1 447	11	19	7	7

Total	21 813	20 755	5	8	100	100

Of which in Established Markets	15 954	15 314	4	6	73	74

Of which in Emerging Growth Markets	5 859	5 441	8	16	27	26

Sandoz

Europe	2 695	2 427	11	14	57	53

US	758	819	-7	-7	16	18

Asia/Africa/Australasia	772	811	-5	4	16	18

Canada and Latin America	537	500	7	11	11	11

Total	4 762	4 557	4	8	100	100

Of which in Established Markets	3 330	3 155	6	8	70	69

Of which in Emerging Growth Markets	1 432	1 402	2	8	30	31

Group

Europe	9 612	9 437	2	5	36	37

US	9 333	8 461	10	10	35	33

Asia/Africa/Australasia	5 489	5 467	0	8	21	22

Canada and Latin America	2 141	1 947	10	17	8	8

Total	26 575	25 312	5	8	100	100

Of which in Established Markets	19 284	18 469	4	6	73	73

Of which in Emerging Growth Markets	7 291	6 843	7	15	27	27

[1] Net sales to third parties by location of customer. Emerging Growth Markets comprise all markets other than the Established Markets of the US, Canada, Western Europe, Japan, Australia and New Zealand.

[2] Restated to reflect the transfers of the Sandoz Division’s biotechnology manufacturing services to other companies’ activities and the Coartem brand to the Innovative Medicines Division that was effective as of January 1, 2023. These restatements had no impact on the total Group.

[3] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 48.
Innovative Medicines Division net sales to third parties by core therapeutic area; other promoted brands; and established brands
Second quarter
	Q2 2023	Q2 2022	% change	% change
	USD m	USD m1	USD	cc2

Cardiovascular
Entresto	1 516	1 125	35	37

Leqvio	78	22	255	249

Total Cardiovascular	1 594	1 147	39	41

Immunology
Cosentyx	1 272	1 275	0	1

Xolair [3]	362	352	3	5

Ilaris	316	275	15	17

Total Immunology	1 950	1 902	3	4

Neuroscience
Kesimpta	489	239	105	105

Zolgensma	311	379	-18	-16

Mayzent	94	85	11	11

Aimovig	67	55	22	24

Total Neuroscience	961	758	27	28

Solid Tumors
Tafinlar + Mekinist	496	452	10	13

Kisqali	493	308	60	66

Pluvicto	240	10	nm	nm

Lutathera	150	86	74	75

Piqray/Vijoice	130	85	53	54

Votrient	106	124	-15	-13

Tabrecta	41	30	37	37

Total Solid Tumors	1 656	1 095	51	54

Hematology
Promacta/Revolade	583	534	9	11

Tasigna	476	498	-4	-3

Jakavi	435	398	9	11

Kymriah	129	136	-5	-5

Scemblix	106	31	242	248

Adakveo	53	49	8	8

Total Hematology	1 782	1 646	8	10

Other Promoted Brands
Ultibro Group	114	126	-10	-8

Xiidra	96	126	-24	-24

Beovu	53	54	-2	0

Other respiratory	23	20	15	22

Total Other Promoted Brands	286	326	-12	-11

Total Promoted Brands	8 229	6 874	20	22

Established Brands
Lucentis	395	501	-21	-20

Sandostatin	331	318	4	5

Gilenya	269	555	-52	-52

Exforge Group	184	199	-8	-4

Galvus Group	175	222	-21	-15

Diovan Group	155	159	-3	2

Gleevec/Glivec	142	194	-27	-24

Afinitor/Votubia	116	143	-19	-17

Contract manufacturing [4]	132	83	59	56

Other [5]	1 115	1 277	-13	-5

Total Established Brands [4,5]	3 014	3 651	-17	-13

Total division net sales to third parties [4,5]	11 243	10 525	7	9

[1] In Q1 2023 Lucentis was reclassified from Other Promoted Brands to Established Brands and Gilenya was reclassified from Neuroscience to Established Brands. Q2 2022 has been reclassified to reflect these movements.

[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 48.
[3] Net sales to third parties reflect Xolair sales for all indications.
[4] Q2 2022 restated to reflect the transfer of the Sandoz Division’s biotechnology manufacturing services to other companies’ activities to the Innovative Medicines Division that was effective as of January 1, 2023.

[5] Q2 2022 restated to reflect the transfer of the Coartem brand from the Sandoz Division to the Innovative Medicines Division that was effective as of January 1, 2023.

nm = not meaningful
Innovative Medicines Division net sales to third parties by core therapeutic area; other promoted brands; and established brands
First half
	H1 2023	H1 2022	% change	% change
	USD m	USD m1	USD	cc2

Cardiovascular
Entresto	2 915	2 218	31	35

Leqvio	142	36	294	293

Total Cardiovascular	3 057	2 254	36	39

Immunology
Cosentyx	2 348	2 434	-4	-1

Xolair [3]	716	720	-1	3

Ilaris	644	560	15	18

Other		1	nm	nm

Total Immunology	3 708	3 715	0	2

Neuroscience
Kesimpta	873	434	101	103

Zolgensma	620	742	-16	-15

Mayzent	183	164	12	13

Aimovig	128	109	17	21

Other		1	nm	nm

Total Neuroscience	1 804	1 450	24	26

Solid Tumors
Tafinlar + Mekinist	954	855	12	15

Kisqali	908	547	66	73

Pluvicto	451	12	nm	nm

Lutathera	299	211	42	43

Piqray/Vijoice	246	158	56	57

Votrient	211	253	-17	-15

Tabrecta	77	61	26	27

Other	1		nm	nm

Total Solid Tumors	3 147	2 097	50	54

Hematology
Promacta/Revolade	1 130	1 025	10	13

Tasigna	938	959	-2	1

Jakavi	849	787	8	12

Kymriah	264	263	0	3

Scemblix	182	56	225	228

Adakveo	105	93	13	13

Other		1	nm	nm

Total Hematology	3 468	3 184	9	12

Other Promoted Brands
Ultibro Group	228	258	-12	-8

Xiidra	185	233	-21	-21

Beovu	104	102	2	5

Other respiratory	48	39	23	31

Total Other Promoted Brands	565	632	-11	-8

Total Promoted Brands	15 749	13 332	18	21

Established Brands
Lucentis	811	1 021	-21	-17

Sandostatin	660	638	3	5

Gilenya	501	1 160	-57	-56

Exforge Group	370	399	-7	-3

Galvus Group	358	438	-18	-12

Diovan Group	313	350	-11	-5

Gleevec/Glivec	289	392	-26	-23

Afinitor/Votubia	226	281	-20	-17

Contract manufacturing [4]	255	182	40	41

Other [5]	2 281	2 562	-11	-4

Total Established Brands [4,5]	6 064	7 423	-18	-14

Total division net sales to third parties [4,5]	21 813	20 755	5	8

[1] In Q1 2023 Lucentis was reclassified from Other Promoted Brands to Established Brands and Gilenya was reclassified from Neuroscience to Established Brands. H1 2022 has been reclassified to reflect these movements.

[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 48.
[3] Net sales to third parties reflect Xolair sales for all indications.
[4] H1 2022 restated to reflect the transfer of the Sandoz Division’s biotechnology manufacturing services to other companies’ activities to the Innovative Medicines Division that was effective as of January 1, 2023.

[5] H1 2022 restated to reflect the transfer of the Coartem brand from the Sandoz Division to the Innovative Medicines Division that was effective as of January 1, 2023.

nm = not meaningful
Net sales to third parties of the top 20 Innovative Medicines Division brands in 2023
Second quarter
			US		Rest of world			Total

Brands	Brand classification by therapeutic area, other promoted brands or established brands	Key indications	USD m	% change USD/cc1	USD m	% change USD	% change cc1	USD m	% change USD	% change cc1

Entresto	Cardiovascular	Chronic heart failure, hypertension	755	38	761	32	36	1 516	35	37

Cosentyx	Immunology	Psoriasis (PsO), ankylosing spondylitis (AS), psoriatic arthritis (PsA), non-radiographic axial spondyloarthritis (nr-axSPA)	650	-12	622	15	18	1 272	0	1

Promacta/Revolade	Hematology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	313	16	270	2	5	583	9	11

Tafinlar + Mekinist	Solid Tumors	BRAF V600+ metastatic adjuvant melanoma, advanced non-small cell lung cancer (NSCLC), tumor agnostic with BRAF mutation indication	196	13	300	8	12	496	10	13

Tasigna	Hematology	Chronic myeloid leukemia (CML)	232	6	244	-13	-10	476	-4	-3

Kisqali	Solid Tumors	HR+/HER2- metastatic breast cancer	224	104	269	36	45	493	60	66

Kesimpta	Neuroscience	Relapsing-remitting multiple sclerosis (RRMS)	373	83	116	231	226	489	105	105

Jakavi	Hematology	Myelofibrosis (MF), polycytomia vera (PV), graft-versus-host disease (GvHD)			435	9	11	435	9	11

Lucentis	Established Brands [2]	Age-related macular degeneration (AMD), diabetic macular edema (DME), retinal vein occlusion (RVO)			395	-21	-20	395	-21	-20

Xolair [3]	Immunology	Severe allergic asthma (SAA), chronic spontaneous urticaria (CSU), nasal polyps			362	3	5	362	3	5

Sandostatin	Established Brands	Carcinoid tumors, acromegaly	203	-2	128	15	18	331	4	5

Ilaris	Immunology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD, gout)	163	20	153	10	13	316	15	17

Zolgensma	Neuroscience	Spinal muscular atrophy (SMA)	84	-32	227	-11	-9	311	-18	-16

Gilenya	Established Brands [2]	Relapsing multiple sclerosis (RMS)	104	-69	165	-26	-26	269	-52	-52

Pluvicto	Solid Tumors	PSMA-positive mCRPC patients post-ARPI, post-Taxane	227	nm	13	nm	nm	240	nm	nm

Exforge Group	Established Brands	Hypertension	4	33	180	-8	-4	184	-8	-4

Galvus Group	Established Brands	Type 2 diabetes			175	-21	-15	175	-21	-15

Diovan Group	Established Brands	Hypertension	12	-14	143	-1	4	155	-3	2

Lutathera	Solid Tumors	GEP-NETs gastroenteropancreatic neuroendocrine tumors	106	108	44	26	28	150	74	75

Gleevec/Glivec	Established Brands	Chronic myeloid leukemia (CML), gastrointestinal stromal tumors (GIST)	39	-32	103	-25	-21	142	-27	-24

Top 20 brands total			3 685	15	5 105	4	8	8 790	9	11

Rest of portfolio [4]			818	5	1 635	-2	5	2 453	0	5

Total division net sales to third parties [4]			4 503	14	6 740	3	7	11 243	7	9

[1] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 48.
[2] In Q1 2023 Lucentis was reclassified from Other Promoted Brands to Established Brands and Gilenya was reclassified from Neuroscience to Established Brands.
[3] Net sales to third parties reflect Xolair sales for all indications.
[4] % change has been restated to reflect the transfers of the Sandoz Division’s biotechnology manufacturing services to other companies’ activities and the Coartem brand to the Innovative Medicines Division that was effective as of January 1, 2023.

nm = not meaningful
Net sales to third parties of the top 20 Innovative Medicines Division brands in 2023
First half
			US		Rest of world			Total

Brands	Brand classification by therapeutic area, other promoted brands or established brands	Key indications	USD m	% change USD/cc1	USD m	% change USD	% change cc1	USD m	% change USD	% change cc1

Entresto	Cardiovascular	Chronic heart failure, hypertension	1 459	34	1 456	29	35	2 915	31	35

Cosentyx	Immunology	Psoriasis (PsO), ankylosing spondylitis (AS), psoriatic arthritis (PsA), non-radiographic axial spondyloarthritis (nr-axSPA)	1 178	-16	1 170	13	18	2 348	-4	-1

Promacta/Revolade	Hematology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	590	14	540	6	11	1 130	10	13

Tafinlar + Mekinist	Solid Tumors	BRAF V600+ metastatic adjuvant melanoma, advanced non-small cell lung cancer (NSCLC), tumor agnostic with BRAF mutation indication	390	19	564	7	13	954	12	15

Tasigna	Hematology	Chronic myeloid leukemia (CML)	443	5	495	-8	-3	938	-2	1

Kisqali	Solid Tumors	HR+/HER2- metastatic breast cancer	406	115	502	40	50	908	66	73

Kesimpta	Neuroscience	Relapsing-remitting multiple sclerosis (RRMS)	668	78	205	253	261	873	101	103

Jakavi	Hematology	Myelofibrosis (MF), polycytomia vera (PV), graft-versus-host disease (GvHD)			849	8	12	849	8	12

Lucentis	Established Brands [2]	Age-related macular degeneration (AMD), diabetic macular edema (DME), retinal vein occlusion (RVO)			811	-21	-17	811	-21	-17

Xolair [3]	Immunology	Severe allergic asthma (SAA), chronic spontaneous urticaria (CSU), nasal polyps			716	-1	3	716	-1	3

Sandostatin	Established Brands	Carcinoid tumors, acromegaly	412	1	248	7	12	660	3	5

Ilaris	Immunology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD, gout)	304	16	340	14	19	644	15	18

Zolgensma	Neuroscience	Spinal muscular atrophy (SMA)	193	-18	427	-16	-14	620	-16	-15

Gilenya	Established Brands [2]	Relapsing multiple sclerosis (RMS)	184	-71	317	-39	-37	501	-57	-56

Pluvicto	Solid Tumors	PSMA-positive mCRPC patients post-ARPI, post-Taxane	432	nm	19	nm	nm	451	nm	nm

Exforge Group	Established Brands	Hypertension	8	14	362	-8	-3	370	-7	-3

Galvus Group	Established Brands	Type 2 diabetes			358	-18	-12	358	-18	-12

Diovan Group	Established Brands	Hypertension	27	0	286	-11	-5	313	-11	-5

Lutathera	Solid Tumors	GEP-NETs gastroenteropancreatic neuroendocrine tumors	210	48	89	29	35	299	42	43

Gleevec/Glivec	Established Brands	Chronic myeloid leukemia (CML), gastrointestinal stromal tumors (GIST)	77	-28	212	-26	-21	289	-26	-23

Top 20 brands total			6 981	14	9 966	2	7	16 947	7	10

Rest of portfolio [4]			1 594	7	3 272	-3	4	4 866	0	5

Total division net sales to third parties [4]			8 575	12	13 238	1	6	21 813	5	8

[1] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 48.
[2] In Q1 2023 Lucentis was reclassified from Other Promoted Brands to Established Brands and Gilenya was reclassified from Neuroscience to Established Brands.
[3] Net sales to third parties reflect Xolair sales for all indications.
[4] % change has been restated to reflect the transfers of the Sandoz Division’s biotechnology manufacturing services to other companies’ activities and the Coartem brand to the Innovative Medicines Division that was effective as of January 1, 2023.

nm = not meaningful
Sandoz Division net sales to third parties by business franchise
Second quarter
	Q2 2023	Q2 2022 restated[1]	% change	% change
	USD m	USD m	USD	cc2

Generics	1 848	1 783	4	6

Biosimilars	531	473	12	13

Total division net sales to third parties	2 379	2 256	5	8

[1] Restated to reflect the transfers of the Sandoz Division’s biotechnology manufacturing services to other companies’ activities (from Biosimilars) and the Coartem brand (from Generics) to the Innovative Medicines Division that was effective as of January 1, 2023. Also restated to reflect the Q2 2023 change in business franchise structure of the Sandoz Division, whereby Retail Generics and Anti-Infectives were combined into the Generics business franchise and Biopharmaceuticals was renamed to Biosimilars.

[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 48.

First half
	H1 2023	H1 2022 restated[1]	% change	% change
	USD m	USD m	USD	cc2

Generics	3 713	3 619	3	6

Biosimilars	1 049	938	12	15

Total division net sales to third parties	4 762	4 557	4	8

[1] Restated to reflect the transfers of the Sandoz Division’s biotechnology manufacturing services to other companies’ activities (from Biosimilars) and the Coartem brand (from Generics) to the Innovative Medicines Division that was effective as of January 1, 2023. Also restated to reflect the Q2 2023 change in business franchise structure of the Sandoz Division, whereby Retail Generics and Anti-Infectives were combined into the Generics business franchise and Biopharmaceuticals was renamed to Biosimilars.

[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 48.
The product portfolio of Sandoz is widely spread in 2023 and 2022.

Segmentation – Other revenue
Second quarter
	Innovative Medicines		Sandoz		Corporate		Group

(USD millions)	Q2 2023	Q2 2022	Q2 2023	Q2 2022	Q2 2023	Q2 2022	Q2 2023	Q2 2022

Profit sharing income	246	223					246	223

Royalty income	19	3	4	4		2	23	9

Milestone income	25	20		1			25	21

Other [1]	14	49	2	2	4		20	51

Total other revenues	304	295	6	7	4	2	314	304

[1] Other includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales.
First half
	Innovative Medicines		Sandoz		Corporate		Group

(USD millions)	H1 2023	H1 2022	H1 2023	H1 2022	H1 2023	H1 2022	H1 2023	H1 2022

Profit sharing income	445	428					445	428

Royalty income	41	6	8	9		5	49	20

Milestone income	28	39		1			28	40

Other [1]	36	96	4	3	7		47	99

Total other revenues	550	569	12	13	7	5	569	587

[1] Other includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales.